EPS Calculation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share
Income from Continuing Operations	$ 385.8	$ 299.4	$ 292.4	$ 280.8	$ 292.5	$ 266.3	$ 217.1	$ 247.5	$ 1,258.4	$ 1,023.4	$ 986.1
(Loss) Income from Discontinued Operations									(19.2)	1.7	47.0
(Loss) Gain on Disposal of Discontinued Operations, Net									(61.3)	304.8	2.5
Net Income	376.4	290.4	233.8	277.3	288.9	265.4	523.4	252.2	1,177.9	1,329.9	1,035.6
Income Allocable to Participating Securities									0	0	(0.2)
Net Income for Earnings per Share									$ 1,177.9	$ 1,329.9	$ 1,035.4
Basic Weighted Average Shares									363.8	380.8	403.3
Effect of Convertible Debentures									0	0.6	2.9
Effect of Stock Options and Restricted Stock/Units									2.8	3.4	3.2
Diluted Weighted Average Shares									366.6	384.8	409.4
Basic Earnings per Share:
Continuing operations (in dollars per share)	$ 1.08	$ 0.83	$ 0.80	$ 0.76	$ 0.78	$ 0.70	$ 0.57	$ 0.64	$ 3.46	$ 2.69	$ 2.45
Discontinued operations (in dollars per share)									$ (0.22)	$ 0.80	$ 0.12
Earnings Per Share, Basic (in dollars per share)	$ 1.05	$ 0.80	$ 0.64	$ 0.76	$ 0.77	$ 0.70	$ 1.37	$ 0.65	$ 3.24	$ 3.49	$ 2.57
Diluted Earnings per Share:
Continuing operations (in dollars per share)	$ 1.07	$ 0.82	$ 0.79	$ 0.76	$ 0.78	$ 0.70	$ 0.56	$ 0.63	$ 3.43	$ 2.66	$ 2.41
Discontinued operations (in dollars per share)									$ (0.22)	$ 0.80	$ 0.12
Earnings Per Share, Diluted (in dollars per share)	$ 1.04	$ 0.79	$ 0.63	$ 0.75	$ 0.77	$ 0.69	$ 1.36	$ 0.64	$ 3.21	$ 3.46	$ 2.53
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Stock Options Excluded From Computation Of Earnings Per Share									7.2	6.9	8.1